CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation - Convertible Debenture [Member]	Apr. 30, 2014 USD ($) $ / shares
CONVERTIBLE DEBENTURES (Details) - Intrinsic Value Computation [Line Items]
Stock price used for valuation | $ / shares	$ 8.50
266.68 shares issued per $1,000 face value
Aggregate intrinsic value of the $1,150,000 of principal outstanding on April 30, 2014, immediately prior to conversion and repayment | $	$ 1,456,797